Related Parties - Summary of Key Management Personnel Compensation (Parenthtical) (Details) - Acasti - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term benefits	$ 735,244	$ 756,405
Share-based compensation costs	$ 444,556	$ 544,703